UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Western Asset SMASh Series Core Plus Completion Fund
Single Class
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Western Asset SMASh Series Core Plus Completion Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Single Class[1]	$0	0.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$2,266,183,902
Total Number of Portfolio Holdings*	421
Portfolio Turnover Rate	103%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset SMASh Series Core Plus Completion Fund	PAGE 1	7938-STSR-0824

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
SMASh Series Core Plus Completion Fund
Financial Statements and Other Important Information
Semi-Annual  | June 30, 2024

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
June 30, 2024
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Mortgage-Backed Securities — 43.7%
FHLMC — 1.3%
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	10/1/41	9,560,219	$8,026,705
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	7/1/50- 4/1/52	13,782,517	11,471,186
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	1/1/51- 11/1/52	5,293,321	5,017,981
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	11/1/51	528,227	452,009
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	5/1/52	2,550,299	2,259,682
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	2/1/53	2,874,372	2,665,547
Total FHLMC				29,893,110
FNMA — 21.1%
Federal National Mortgage Association (FNMA)	2.000%	9/1/41- 3/1/52	74,502,231	60,118,336
Federal National Mortgage Association (FNMA)	3.000%	11/1/50- 3/1/52	7,546,644	6,502,473
Federal National Mortgage Association (FNMA)	2.500%	8/1/51- 2/1/52	1,532,606	1,264,157
Federal National Mortgage Association (FNMA)	4.500%	11/1/52	2,068,775	1,953,827
Federal National Mortgage Association (FNMA)	5.500%	9/1/53	1,033,886	1,022,984
Federal National Mortgage Association (FNMA)	2.000%	7/1/54	111,100,000	86,909,712 (a)
Federal National Mortgage Association (FNMA)	2.500%	7/1/54	92,800,000	75,787,874 (a)
Federal National Mortgage Association (FNMA)	3.000%	7/1/54	11,700,000	9,954,141 (a)
Federal National Mortgage Association (FNMA)	3.500%	7/1/54	22,600,000	20,004,531 (a)
Federal National Mortgage Association (FNMA)	4.000%	7/1/54	11,600,000	10,615,359 (a)
Federal National Mortgage Association (FNMA)	4.500%	7/1/54	1,300,000	1,225,707 (a)
Federal National Mortgage Association (FNMA)	5.500%	7/1/54	2,100,000	2,071,371 (a)
See Notes to Financial Statements.
Western Asset SMASh Series Core Plus Completion Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	6.000%	7/1/54	96,600,000	$96,883,008 (a)
Federal National Mortgage Association (FNMA)	6.500%	7/1/54	102,000,000	103,824,844 (a)
Total FNMA				478,138,324
GNMA — 21.3%
Government National Mortgage Association (GNMA) II	3.500%	4/20/45- 10/20/48	713,198	650,426
Government National Mortgage Association (GNMA) II	4.500%	6/20/48- 9/20/52	11,346,055	10,911,379
Government National Mortgage Association (GNMA) II	2.000%	2/20/51	10,785,684	8,738,189
Government National Mortgage Association (GNMA) II	2.500%	6/20/51- 12/20/51	89,049,331	74,069,833
Government National Mortgage Association (GNMA) II	3.000%	3/20/52	21,399,057	18,686,901
Government National Mortgage Association (GNMA) II	5.000%	9/20/52	810,650	799,972
Government National Mortgage Association (GNMA) II	2.000%	7/20/54	56,500,000	45,734,102 (a)
Government National Mortgage Association (GNMA) II	3.000%	7/20/54	35,900,000	31,283,485 (a)
Government National Mortgage Association (GNMA) II	3.500%	7/20/54	58,800,000	52,800,562 (a)
Government National Mortgage Association (GNMA) II	4.000%	7/20/54	13,100,000	12,106,754 (a)
Government National Mortgage Association (GNMA) II	4.500%	7/20/54	25,900,000	24,625,095 (a)
Government National Mortgage Association (GNMA) II	5.000%	7/20/54	44,000,000	42,847,743 (a)
Government National Mortgage Association (GNMA) II	5.500%	7/20/54	103,700,000	102,896,910 (a)
Government National Mortgage Association (GNMA) II	6.000%	7/20/54	51,200,000	51,420,634 (a)
Government National Mortgage Association (GNMA) II	6.500%	7/20/54	5,500,000	5,579,227 (a)
Total GNMA				483,151,212

Total Mortgage-Backed Securities (Cost — $1,000,920,876)				991,182,646
See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2024 Semi-Annual Report

 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Corporate Bonds & Notes — 30.1%
Communication Services — 3.7%
Diversified Telecommunication Services — 0.0%††
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	1,720,000	$1,251,613 (b)
Entertainment — 0.2%
Netflix Inc., Senior Notes	5.875%	2/15/25	2,845,000	2,850,016
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	1,200,000	1,200,074
Total Entertainment				4,050,090
Media — 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	5,350,000	4,385,371 (b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	8,260,000	6,658,357
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	6/1/33	2,220,000	1,749,113 (b)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	24,000	23,776
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.550%	6/1/34	580,000	580,536
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	2,000,000	1,828,570
DISH DBS Corp., Senior Notes	5.875%	11/15/24	5,100,000	4,846,953
DISH DBS Corp., Senior Notes	7.750%	7/1/26	1,220,000	758,560
DISH DBS Corp., Senior Notes	5.125%	6/1/29	3,150,000	1,250,804
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	2,260,000	1,786,908 (b)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	420,000	291,979 (b)
Fox Corp., Senior Notes	6.500%	10/13/33	1,300,000	1,362,331
Fox Corp., Senior Notes	5.476%	1/25/39	2,000,000	1,908,048
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	2,500,000	2,531,858
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	3,300,000	3,019,354 (b)
Total Media				32,982,518
Wireless Telecommunication Services — 2.0%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	5,500,000	4,019,220 (b)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	650,000	420,764 (b)
CSC Holdings LLC, Senior Notes	3.375%	2/15/31	1,150,000	718,842 (b)
See Notes to Financial Statements.
Western Asset SMASh Series Core Plus Completion Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Wireless Telecommunication Services — continued
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	18,090,000	$11,688,052 (b)
Rogers Communications Inc., Senior Notes	5.300%	2/15/34	1,320,000	1,295,738
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	5,490,000	6,608,298
Sprint LLC, Senior Notes	7.625%	2/15/25	1,973,000	1,986,987
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	1,350,000	1,283,076
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	4,230,000	3,792,314
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	3,880,000	3,586,123
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	9,200,000	8,276,147
T-Mobile USA Inc., Senior Notes	5.150%	4/15/34	900,000	884,913
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	1,000,000	715,975
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	730,000	616,660 (b)
Total Wireless Telecommunication Services				45,893,109

Total Communication Services				84,177,330
Consumer Discretionary — 5.7%
Automobile Components — 0.3%
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	6,360,000	6,579,293 (b)
Automobiles — 3.2%
Ford Motor Co., Senior Notes	3.250%	2/12/32	150,000	124,042
Ford Motor Co., Senior Notes	6.100%	8/19/32	4,770,000	4,766,437
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	200,000	198,553
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	5,580,000	5,402,601
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	2,750,000	2,685,640
Ford Motor Credit Co. LLC, Senior Notes	3.815%	11/2/27	250,000	234,638
Ford Motor Credit Co. LLC, Senior Notes	7.350%	11/4/27	10,000,000	10,424,713
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	2,130,000	1,927,400
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/10/29	200,000	176,425
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	22,230,000	23,538,238
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	12,260,000	10,951,767
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	13,420,000	11,576,370
Total Automobiles				72,006,824
Broadline Retail — 0.7%
Prosus NV, Senior Notes	3.061%	7/13/31	19,380,000	16,055,001 (b)
Diversified Consumer Services — 0.0%††
Service Corp. International, Senior Notes	7.500%	4/1/27	1,370,000	1,422,453
See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2024 Semi-Annual Report

 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — 1.4%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.875%	1/15/28	460,000	$431,232 (b)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.500%	2/15/29	1,960,000	1,781,069 (b)
Caesars Entertainment Inc., Senior Secured Notes	7.000%	2/15/30	1,240,000	1,267,659 (b)
Caesars Entertainment Inc., Senior Secured Notes	6.500%	2/15/32	940,000	945,225 (b)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	310,000	307,703
Hilton Domestic Operating Co. Inc., Senior Notes	6.125%	4/1/32	2,550,000	2,563,964 (b)
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	650,000	653,578
Melco Resorts Finance Ltd., Senior Notes	7.625%	4/17/32	3,430,000	3,406,539 (b)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	4,380,000	4,592,506 (b)
Royal Caribbean Cruises Ltd., Senior Notes	6.250%	3/15/32	1,070,000	1,079,658 (b)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	3,540,000	3,433,839 (b)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	7,740,000	7,263,951 (b)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	3,080,000	3,195,820 (b)
Total Hotels, Restaurants & Leisure				30,922,743
Household Durables — 0.1%
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	1,650,000	1,737,476

Total Consumer Discretionary				128,723,790
Consumer Staples — 1.1%
Food Products — 0.1%
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	1,360,000	1,290,410
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	890,000	805,488
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	910,000	740,835
Total Food Products				2,836,733
Personal Care Products — 0.1%
Kenvue Inc., Senior Notes	4.900%	3/22/33	1,720,000	1,701,676
Tobacco — 0.9%
Altria Group Inc., Senior Notes	5.800%	2/14/39	5,000,000	5,007,588
Altria Group Inc., Senior Notes	5.950%	2/14/49	7,500,000	7,360,831
Altria Group Inc., Senior Notes	6.200%	2/14/59	792,000	787,685
BAT Capital Corp., Senior Notes	3.734%	9/25/40	3,500,000	2,595,018
BAT Capital Corp., Senior Notes	7.081%	8/2/53	2,509,000	2,669,903
See Notes to Financial Statements.
Western Asset SMASh Series Core Plus Completion Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Tobacco — continued
Philip Morris International Inc., Senior Notes	4.875%	2/13/29	670,000	$662,786
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	160,000	158,347
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	510,000	500,531
Total Tobacco				19,742,689

Total Consumer Staples				24,281,098
Energy — 6.6%
Oil, Gas & Consumable Fuels — 6.6%
Apache Corp., Senior Notes	5.100%	9/1/40	3,778,000	3,226,661
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	2,170,000	2,232,492 (b)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	4,820,000	3,970,790 (b)
Cheniere Energy Inc., Senior Notes	4.625%	10/15/28	3,160,000	3,069,030
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	7,030,000	6,004,814
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	3,830,000	3,915,759 (b)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.544%	11/15/53	100,000	105,463 (b)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	10,830,000	10,417,237
Devon Energy Corp., Senior Notes	5.250%	10/15/27	170,000	169,572
Devon Energy Corp., Senior Notes	5.875%	6/15/28	720,000	722,514
Devon Energy Corp., Senior Notes	5.000%	6/15/45	1,250,000	1,066,344
Ecopetrol SA, Senior Notes	4.625%	11/2/31	21,540,000	17,644,400
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,170,000	839,482
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	3,170,000	3,134,656 (c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	600,000	599,215 (c)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	8,010,000	7,954,250 (c)(d)
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	920,000	1,009,848
See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2024 Semi-Annual Report

 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
EQT Corp., Senior Notes	3.900%	10/1/27	2,520,000	$2,410,484
EQT Corp., Senior Notes	5.000%	1/15/29	180,000	176,766
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	500,000	488,150 (b)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	2,850,000	2,687,611 (b)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	300,000	338,720
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	1,370,000	1,278,958
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	11,829,000	11,859,448
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	5,000,000	5,219,290
ONEOK Inc., Senior Notes	5.550%	11/1/26	1,670,000	1,677,324
ONEOK Inc., Senior Notes	5.650%	11/1/28	2,630,000	2,670,479
ONEOK Inc., Senior Notes	5.800%	11/1/30	900,000	921,764
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	7,380,000	5,867,025
Range Resources Corp., Senior Notes	8.250%	1/15/29	1,780,000	1,846,011
Range Resources Corp., Senior Notes	4.750%	2/15/30	1,910,000	1,793,442 (b)
Southwestern Energy Co., Senior Notes	5.375%	3/15/30	1,510,000	1,459,722
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	7,580,000	6,977,767
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	830,000	851,668
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	3,590,000	3,428,013
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	560,000	504,875
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	4,040,000	3,446,147 (b)
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	25,640,000	22,158,542
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	2,000,000	1,739,966
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	152,000	168,203
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	2,930,000	2,871,916

Total Energy				148,924,818
See Notes to Financial Statements.
Western Asset SMASh Series Core Plus Completion Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financials — 1.6%
Banks — 0.9%
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	3,620,000	$3,262,034 (d)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	4,910,000	4,869,405 (b)(d)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	3,080,000	3,156,652 (b)(d)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	750,000	664,636 (b)(d)
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	2,350,000	2,376,385 (d)
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	750,000	750,911 (d)
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	1,410,000	1,420,531 (d)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	1,310,000	1,330,186 (d)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	240,000	243,451 (d)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	1,000,000	911,546 (d)
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	2,000,000	1,695,250
Total Banks				20,680,987
Capital Markets — 0.4%
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	3,020,000	3,055,590
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	590,000	614,622 (d)
UBS AG/Stamford CT, Senior Notes	7.500%	2/15/28	2,270,000	2,429,669
UBS AG, Senior Notes	4.750%	8/9/24	1,170,000	1,168,572
UBS Group AG, Junior Subordinated Notes (7.750% to 4/12/31 then USD 5 year SOFR ICE Swap Rate + 4.160%)	7.750%	4/12/31	730,000	746,459 (b)(c)(d)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	890,000	1,073,305 (b)(d)
Total Capital Markets				9,088,217
See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2024 Semi-Annual Report

 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financial Services — 0.2%
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	3,020,000	$3,099,363 (b)
Insurance — 0.1%
Aon North America Inc., Senior Notes	5.450%	3/1/34	2,710,000	2,699,130

Total Financials				35,567,697
Health Care — 4.9%
Biotechnology — 0.1%
AbbVie Inc., Senior Notes	4.800%	3/15/29	1,520,000	1,514,440
AbbVie Inc., Senior Notes	4.950%	3/15/31	660,000	658,503
AbbVie Inc., Senior Notes	5.050%	3/15/34	920,000	917,657
Total Biotechnology				3,090,600
Health Care Equipment & Supplies — 0.5%
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	3,500,000	3,543,988 (b)
Solventum Corp., Senior Notes	5.400%	3/1/29	1,590,000	1,585,471 (b)
Solventum Corp., Senior Notes	5.450%	3/13/31	1,610,000	1,590,222 (b)
Solventum Corp., Senior Notes	5.600%	3/23/34	2,060,000	2,024,148 (b)
Solventum Corp., Senior Notes	5.900%	4/30/54	1,690,000	1,616,549 (b)
Total Health Care Equipment & Supplies				10,360,378
Health Care Providers & Services — 0.6%
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	5,070,000	5,042,119 (b)
HCA Inc., Senior Notes	3.500%	9/1/30	7,660,000	6,911,679
HCA Inc., Senior Notes	5.500%	6/15/47	190,000	175,830
HCA Inc., Senior Notes	7.500%	11/15/95	10,000	10,791
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	580,000	619,251 (b)
LifePoint Health Inc., Senior Secured Notes	11.000%	10/15/30	840,000	926,535 (b)
Total Health Care Providers & Services				13,686,205
Pharmaceuticals — 3.7%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	540,000	489,815 (b)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	830,000	578,166 (b)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	5,160,000	2,644,500 (b)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	280,000	146,150 (b)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	2,160,000	1,014,617 (b)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	350,000	326,359 (b)
See Notes to Financial Statements.
Western Asset SMASh Series Core Plus Completion Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Pharmaceuticals — continued
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	820,000	$823,368
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	2,250,000	2,246,254
Bristol-Myers Squibb Co., Senior Notes	5.550%	2/22/54	460,000	453,832
Bristol-Myers Squibb Co., Senior Notes	5.650%	2/22/64	330,000	322,614
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	2,070,000	2,030,459
Eli Lilly & Co., Senior Notes	5.000%	2/9/54	240,000	229,368
Eli Lilly & Co., Senior Notes	5.100%	2/9/64	1,680,000	1,606,065
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	3,920,000	3,933,308
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	35,960,000	33,777,494
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	30,410,000	29,342,849
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	4,690,000	4,515,619
Total Pharmaceuticals				84,480,837

Total Health Care				111,618,020
Industrials — 3.0%
Aerospace & Defense — 0.6%
Boeing Co., Senior Notes	5.705%	5/1/40	1,000,000	922,489
Lockheed Martin Corp., Senior Notes	5.200%	2/15/64	450,000	425,847
RTX Corp., Senior Notes	6.000%	3/15/31	1,150,000	1,198,398
RTX Corp., Senior Notes	4.500%	6/1/42	2,580,000	2,236,332
RTX Corp., Senior Notes	3.030%	3/15/52	1,310,000	835,935
TransDigm Inc., Senior Secured Notes	6.375%	3/1/29	1,550,000	1,559,754 (b)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	3,990,000	4,116,192 (b)
TransDigm Inc., Senior Secured Notes	6.625%	3/1/32	1,700,000	1,719,226 (b)
Total Aerospace & Defense				13,014,173
Building Products — 0.1%
Builders FirstSource Inc., Senior Notes	4.250%	2/1/32	1,070,000	946,760 (b)
Commercial Services & Supplies — 0.2%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	210,000	197,642
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	3,030,000	3,094,945 (b)
Waste Connections Inc., Senior Notes	5.000%	3/1/34	1,230,000	1,202,850
Total Commercial Services & Supplies				4,495,437
Industrial Conglomerates — 0.1%
Honeywell International Inc., Senior Notes	5.000%	3/1/35	2,030,000	2,013,342
See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2024 Semi-Annual Report

 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Passenger Airlines — 1.2%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	980,000	$1,018,800 (b)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	2,965,500	2,930,143 (b)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	5,390,000	5,251,459 (b)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	4,602,000	4,614,844 (b)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	4,907,999	3,586,711 (b)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	4,390,000	4,245,865 (b)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	6,756,000	6,297,437 (b)
Total Passenger Airlines				27,945,259
Trading Companies & Distributors — 0.8%
Air Lease Corp., Senior Notes	5.300%	2/1/28	1,000,000	998,322
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	13,060,000	12,669,216
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	100,000	96,991
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	1,620,000	1,446,759
United Rentals North America Inc., Senior Notes	3.750%	1/15/32	4,220,000	3,675,543
Total Trading Companies & Distributors				18,886,831

Total Industrials				67,301,802
Information Technology — 0.2%
Communications Equipment — 0.1%
CommScope Inc., Senior Secured Notes	4.750%	9/1/29	1,980,000	1,375,724 (b)
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	2,000,000	830,932 (b)
Total Communications Equipment				2,206,656
Semiconductors & Semiconductor Equipment — 0.1%
Intel Corp., Senior Notes	5.125%	2/10/30	1,000,000	1,004,569
Micron Technology Inc., Senior Notes	5.875%	2/9/33	600,000	613,231
Total Semiconductors & Semiconductor Equipment				1,617,800
Software — 0.0%††
Oracle Corp., Senior Notes	3.600%	4/1/50	2,220,000	1,555,169

Total Information Technology				5,379,625
See Notes to Financial Statements.
Western Asset SMASh Series Core Plus Completion Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Materials — 3.1%
Chemicals — 1.9%
OCP SA, Senior Notes	4.500%	10/22/25	1,180,000	$1,158,595 (b)
OCP SA, Senior Notes	3.750%	6/23/31	4,000,000	3,456,494 (b)
OCP SA, Senior Notes	6.750%	5/2/34	15,590,000	16,017,556 (b)
OCP SA, Senior Notes	5.125%	6/23/51	4,630,000	3,490,418 (b)
OCP SA, Senior Notes	7.500%	5/2/54	2,200,000	2,246,909 (b)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	10,430,000	9,731,764 (b)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	9,900,000	8,196,898 (b)
Total Chemicals				44,298,634
Containers & Packaging — 0.0%††
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Notes	4.000%	9/1/29	500,000	423,685 (b)
Metals & Mining — 0.7%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	2,000,000	2,150,736
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	1,310,000	1,370,424 (b)
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	2,030,000	1,955,573
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	7,950,000	7,556,906
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	240,000	236,774
Vale Canada Ltd., Senior Notes	7.200%	9/15/32	1,254,000	1,332,375
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,368,000	1,468,910
Total Metals & Mining				16,071,698
Paper & Forest Products — 0.5%
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	12,180,000	10,619,835

Total Materials				71,413,852
Real Estate — 0.2%
Diversified REITs — 0.1%
VICI Properties LP/VICI Note Co. Inc., Senior Notes	4.500%	1/15/28	1,225,000	1,179,663 (b)
Hotel & Resort REITs — 0.1%
Service Properties Trust, Senior Notes	8.375%	6/15/29	2,670,000	2,626,909

Total Real Estate				3,806,572
Total Corporate Bonds & Notes (Cost — $737,698,235)				681,194,604
See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2024 Semi-Annual Report

 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Sovereign Bonds — 19.4%
Angola — 0.2%
Angolan Government International Bond, Senior Notes	9.125%	11/26/49	4,770,000	$3,923,593 (e)
Argentina — 0.4%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	730,361	419,958
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	7,287,114	4,120,936
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	8,673,109	3,599,340 (b)
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	1,747,426	725,182 (e)
Total Argentina				8,865,416
Bahamas — 0.0%††
Bahamas Government International Bond, Senior Notes	6.000%	11/21/28	690,000	606,337 (e)
Brazil — 2.0%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	130,000,000 BRL	22,337,536
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	143,857,000 BRL	22,749,073
Total Brazil				45,086,609
Colombia — 0.3%
Colombia Government International Bond, Senior Notes	4.125%	2/22/42	8,600,000	5,623,937
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	500,000	384,490
Total Colombia				6,008,427
Egypt — 0.3%
Egypt Government International Bond, Senior Notes	7.053%	1/15/32	8,440,000	6,764,028 (e)
Ghana — 0.1%
Ghana Government International Bond, Senior Notes	10.750%	10/14/30	2,830,000	1,921,189 (e)
Ivory Coast — 0.1%
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	4,090,000	3,636,266 (e)
See Notes to Financial Statements.
Western Asset SMASh Series Core Plus Completion Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Jamaica — 0.3%
Jamaica Government International Bond, Senior Notes	9.625%	11/3/30	991,000,000 JMD	$6,771,763
Kenya — 0.6%
Republic of Kenya Government International Bond, Senior Notes	7.250%	2/28/28	910,000	828,696 (b)
Republic of Kenya Government International Bond, Senior Notes	9.750%	2/16/31	3,860,000	3,707,819 (b)
Republic of Kenya Government International Bond, Senior Notes	6.300%	1/23/34	11,470,000	8,601,910 (b)
Total Kenya				13,138,425
Mexico — 12.9%
Mexican Bonos, Bonds	8.000%	11/7/47	3,200,030,000 MXN	142,950,998
Mexican Bonos, Senior Notes	7.750%	11/23/34	1,718,650,000 MXN	80,912,295
Mexican Bonos, Senior Notes	7.750%	11/13/42	1,579,171,500 MXN	69,603,527
Total Mexico				293,466,820
Nigeria — 0.2%
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	4,970,000	4,326,447 (b)
Paraguay — 0.1%
Paraguay Government International Bond, Senior Notes	3.849%	6/28/33	3,470,000	3,024,672 (b)
Sri Lanka — 0.1%
Sri Lanka Government International Bond, Senior Notes	7.550%	3/28/30	4,030,000	2,340,528 *(e)(f)
Supranational — 1.7%
Inter-American Development Bank, Senior Notes	7.350%	10/6/30	3,106,000,000 INR	37,700,350
Ukraine — 0.1%
Ukraine Government International Bond, Senior Notes	7.253%	3/15/35	7,490,000	2,174,647 *(e)(f)

Total Sovereign Bonds (Cost — $484,466,259)				439,755,517
Collateralized Mortgage Obligations(g) — 17.3%
Alternative Loan Trust, 2007-OA8 1A1 (1 mo. Term SOFR + 0.474%)	5.820%	6/25/47	2,631,032	2,137,424 (d)
AOA Mortgage Trust, 2021-1177 A (1 mo. Term SOFR + 0.989%)	6.318%	10/15/38	8,235,000	7,745,061 (b)(d)
Banc of America Funding Corp., 2015-R3 1A2	7.489%	3/27/36	25,723,442	20,102,705 (b)(d)
Banc of America Funding Trust, 2014-R2 2A2 (1 mo. Term SOFR + 0.324%)	5.668%	5/26/37	7,788,213	6,729,551 (b)(d)
See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2024 Semi-Annual Report

 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(g) — continued
Banc of America Funding Trust, 2015-R2 9A2	4.929%	3/27/36	10,664,411	$8,619,525 (b)(d)
Barclays Commercial Mortgage Trust, 2019-C5 A4	3.063%	11/15/52	25,110,000	22,583,178
BCAP LLC Trust, 2013-RR3 4A2 (1 mo. Term SOFR + 0.274%)	3.891%	11/26/36	1,693,511	1,664,345 (b)(d)
BCAP LLC Trust, 2014-RR5 1A2 (1 mo. Term SOFR + 0.339%)	5.009%	1/26/36	17,869,639	16,441,399 (b)(d)
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. Term SOFR + 2.946%)	8.275%	4/15/34	3,210,000	3,125,225 (b)(d)
BX Commercial Mortgage Trust, 2020- VIVA E	3.667%	3/11/44	6,847,863	5,608,859 (b)(d)
BX Commercial Mortgage Trust, 2021- 21M A (1 mo. Term SOFR + 0.844%)	6.173%	10/15/36	8,578,164	8,464,264 (b)(d)
BX Commercial Mortgage Trust, 2021- ACNT A (1 mo. Term SOFR + 0.964%)	6.293%	11/15/38	7,337,933	7,256,760 (b)(d)
BX Commercial Mortgage Trust, 2021-XL2 J (1 mo. Term SOFR + 4.004%)	9.333%	10/15/38	7,039,082	6,885,193 (b)(d)
BX Trust, 2021-BXMF A (1 mo. Term SOFR + 0.750%)	6.079%	10/15/26	22,979,828	22,694,795 (b)(d)
Citigroup Commercial Mortgage Trust, 2019-C7 A4	3.102%	12/15/72	15,000,000	13,464,303
Commercial Mortgage Trust, 2014-CR20 B	4.239%	11/10/47	720,000	703,675 (d)
CSMC Trust, 2014-USA E	4.373%	9/15/37	530,000	308,632 (b)
CSMC Trust, 2017-CHOP G (PRIME + 2.294%)	10.794%	7/15/32	7,606,000	7,033,487 (b)(d)
Deutsche Mortgage Securities Inc., 2006- PR1 5AS2, IO	3.074%	4/15/36	2,037,736	290,934 (b)(d)
ELP Commercial Mortgage Trust, 2021- ELP D (1 mo. Term SOFR + 1.634%)	6.963%	11/15/38	15,881,514	15,649,011 (b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA3 B1 (30 Day Average SOFR + 3.500%)	8.835%	10/25/33	3,980,000	4,486,199 (b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	8.385%	1/25/34	11,170,000	11,951,473 (b)(d)
See Notes to Financial Statements.
Western Asset SMASh Series Core Plus Completion Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(g) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B2 (30 Day Average SOFR + 11.864%)	17.200%	5/25/43	16,949,693	$20,665,913 (b)(d)
Federal National Mortgage Association (FNMA) — CAS, 2019-R03 1B1 (30 Day Average SOFR + 4.214%)	9.550%	9/25/31	9,742,622	10,407,737 (b)(d)
Federal National Mortgage Association (FNMA) — CAS, 2021-R01 1B1 (30 Day Average SOFR + 3.100%)	8.435%	10/25/41	8,870,000	9,141,176 (b)(d)
Federal National Mortgage Association (FNMA) — CAS, 2022-R01 1B1 (30 Day Average SOFR + 3.150%)	8.485%	12/25/41	2,700,000	2,796,419 (b)(d)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.188%	5/16/55	2,141,809	13,471 (d)
GS Mortgage Securities Corp., 2014-2R 3B (1 mo. USD LIBOR + 0.610%)	6.061%	11/26/37	12,838,021	11,559,730 (b)
GS Mortgage Securities Corp. Trust, 2018- LUAU G (1 mo. Term SOFR + 4.747%)	10.076%	11/15/32	10,000,000	9,861,680 (b)(d)
Hilton USA Trust, 2016-HHV D	4.333%	11/5/38	2,800,000	2,647,407 (b)(d)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. Term SOFR + 0.654%)	6.000%	11/25/36	17,182,337	14,038,059 (d)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 C	4.579%	11/15/47	3,940,000	3,189,786 (d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFX	4.844%	1/16/37	19,395,000	5,193,622 (b)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-NYAH H (1 mo. Term SOFR + 3.504%)	9.083%	6/15/38	7,960,000	4,695,435 (b)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN FFX	4.625%	1/16/37	39,120,000	12,717,912 (b)
KIND Trust, 2021-KIND D (1 mo. Term SOFR + 2.414%)	7.744%	8/15/38	18,646,870	18,021,383 (b)(d)
KIND Trust, 2021-KIND XCP, IO	0.000%	8/15/38	78,050,000	82 (b)(d)
MIC Trust, 2023-MIC A	8.732%	12/5/38	4,740,000	5,100,589 (b)(d)
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34 B	4.111%	11/15/52	6,250,000	5,530,000 (d)
MRCD Mortgage Trust, 2019-PARK A	2.718%	12/15/36	7,980,000	6,957,323 (b)
NYO Commercial Mortgage Trust, 2021- 1290 C (1 mo. Term SOFR + 2.109%)	7.438%	11/15/38	9,150,000	8,593,060 (b)(d)
See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2024 Semi-Annual Report

 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(g) — continued
PMT Credit Risk Transfer Trust, 2019-2R A (1 mo. Term SOFR + 3.864%)	9.210%	5/30/25	9,168,901	$9,180,562 (b)(d)
PMT Credit Risk Transfer Trust, 2019-3R A (30 Day Average SOFR + 3.814%)	9.149%	11/27/31	2,962,276	2,964,251 (b)(d)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	678,048	613,794 (b)
RBSSP Resecuritization Trust, 2013-4 1A2 (1 mo. Term SOFR + 1.614%)	6.937%	12/26/37	15,213,111	11,874,259 (b)(d)
Residential Accredit Loans Inc., 2007-QS7 1A7 (1 mo. Term SOFR + 0.664%, 6.000% floor)	6.000%	5/25/37	4,058,601	2,937,488 (d)
SFO Commercial Mortgage Trust, 2021- 555 D (1 mo. Term SOFR + 2.514%)	7.843%	5/15/38	7,960,000	7,304,341 (b)(d)
Soho Trust, 2021-SOHO C	2.786%	8/10/38	15,108,500	9,413,830 (b)(d)
TBW Mortgage-Backed Pass-Through Certificates, 2006-3 4A3, IO (-1.000 x 1 mo. Term SOFR + 6.986%)	1.640%	7/25/36	18,871,894	820,607 (d)
WFRBS Commercial Mortgage Trust, 2014-C24 C	4.290%	11/15/47	1,630,000	1,491,956 (d)
WFRBS Commercial Mortgage Trust, 2014-C24 AS	3.931%	11/15/47	1,270,000	1,243,533

Total Collateralized Mortgage Obligations (Cost — $454,208,202)				392,921,403
Senior Loans — 8.4%
Communication Services — 0.9%
Entertainment — 0.3%
UFC Holdings LLC, Term Loan B3 (3 mo. Term SOFR + 3.012%)	8.336%	4/29/26	7,121,120	7,145,403 (d)(h)(i)
Media — 0.6%
Nexstar Media Inc., Term Loan B4 (1 mo. Term SOFR + 2.614%)	7.958%	9/18/26	4,679,655	4,696,338 (d)(h)(i)(j)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. Term SOFR + 2.614%)	7.943%	1/31/28	7,846,685	7,517,203 (d)(h)(i)
Virgin Media Bristol LLC, Term Loan Facility Q (1 mo. Term SOFR + 3.364%)	8.693%	1/31/29	1,910,000	1,829,484 (d)(h)(i)
Total Media				14,043,025

Total Communication Services				21,188,428
Consumer Discretionary — 1.3%
Automobile Components — 0.1%
Clarios Global LP, 2024 Refinancing Term Loan Facility (1 mo. Term SOFR + 3.000%)	8.344%	5/6/30	2,812,950	2,823,063 (d)(h)(i)
See Notes to Financial Statements.
Western Asset SMASh Series Core Plus Completion Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — 0.9%
Alterra Mountain Co., Term Loan B4 (1 mo. Term SOFR + 3.250%)	8.594%	8/17/28	4,571,848	$4,592,810 (d)(h)(i)
Caesars Entertainment Inc., Term Loan B (3 mo. Term SOFR + 2.750%)	8.097%	2/6/30	729,575	730,998 (d)(h)(i)
Entain Holdings Gibraltar Ltd., USD Term Loan Facility B (3 mo. Term SOFR + 2.600%)	7.864%	3/29/27	1,297,177	1,300,770 (d)(h)(i)
PCI Gaming Authority, Term Loan Facility B (1 mo. Term SOFR + 2.614%)	7.958%	5/29/26	4,707,822	4,705,468 (d)(h)(i)
Scientific Games International Inc., Term Loan B1 (1 mo. Term SOFR + 2.750%)	8.080%	4/14/29	8,796,673	8,811,627 (d)(h)(i)
Total Hotels, Restaurants & Leisure				20,141,673
Specialty Retail — 0.3%
Harbor Freight Tools USA Inc., Initial Term Loan	—	6/11/31	7,510,000	7,497,646 (j)

Total Consumer Discretionary				30,462,382
Consumer Staples — 0.2%
Beverages — 0.2%
Triton Water Holdings Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 3.512%)	8.846%	3/31/28	4,036,735	4,042,790 (d)(h)(i)

Financials — 1.8%
Capital Markets — 0.4%
First Eagle Holdings Inc., Term Loan B2 (3 mo. Term SOFR + 3.000%)	8.330- 8.334%	3/5/29	2,093,672	2,087,130 (d)(h)(i)
Focus Financial Partners LLC, Term Loan B7 (1 mo. Term SOFR + 2.750%)	8.094%	6/30/28	7,546,092	7,547,186 (d)(h)(i)
Total Capital Markets				9,634,316
Financial Services — 0.9%
Citadel Securities LP, 2024 Term Loan B (1 mo. Term SOFR + 2.250%)	7.594%	7/29/30	8,039,561	8,071,720 (d)(h)(i)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (3 mo. Term SOFR + 3.750%)	9.085%	4/9/27	6,130,848	6,135,385 (d)(h)(i)
Setanta Aircraft Leasing DAC, Term Loan B (3 mo. Term SOFR + 1.750%)	7.085%	11/6/28	2,500,000	2,516,925 (d)(h)(i)
Trans Union LLC, 2024 Refinancing Term Loan B8 (1 mo. Term SOFR + 1.750%)	7.094%	6/5/31	2,947,262	2,945,788 (d)(h)(i)
Total Financial Services				19,669,818
See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2024 Semi-Annual Report

 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Insurance — 0.5%
AmWINS Group Inc., Term Loan (1 mo. Term SOFR + 2.364%)	7.708%	2/19/28	1,102,573	$1,103,003 (d)(h)(i)
Asurion LLC, New Term Loan B8 (1 mo. Term SOFR + 3.364%)	8.708%	12/23/26	5,916,250	5,875,161 (d)(h)(i)
Asurion LLC, New Term Loan B9 (1 mo. Term SOFR + 3.364%)	8.708%	7/31/27	2,998,118	2,951,752 (d)(h)(i)
Asurion LLC, New Term Loan B11 (1 mo. Term SOFR + 4.350%)	9.694%	8/21/28	619,221	615,419 (d)(h)(i)
Total Insurance				10,545,335

Total Financials				39,849,469
Health Care — 1.9%
Health Care Providers & Services — 1.0%
Grifols Worldwide Operations USA Inc., Dollar Term Loan B (1 mo. Term SOFR + 2.100%)	7.444%	11/15/27	4,192,195	4,129,312 (d)(h)(i)
Phoenix Guarantor Inc., Term Loan B4 (1 mo. Term SOFR + 3.250%)	8.594%	2/21/31	10,593,460	10,578,947 (d)(h)(i)
Sotera Health Holdings LLC, 2024 Refinancing Term Loan (1 mo. Term SOFR + 3.250%)	8.594%	5/30/31	7,590,000	7,586,850 (d)(h)(i)
Total Health Care Providers & Services				22,295,109
Health Care Technology — 0.4%
AthenaHealth Group Inc., Initial Term Loan (1 mo. Term SOFR + 3.250%)	8.594%	2/15/29	9,483,613	9,464,361 (d)(h)(i)
Pharmaceuticals — 0.5%
Gainwell Acquisition Corp., Term Loan B (3 mo. Term SOFR + 4.100%)	9.435%	10/1/27	6,824,373	6,625,306 (d)(h)(i)
Jazz Financing Lux Sarl, Dollar Term Loan Facility B1 (1 mo. Term SOFR + 3.114%)	8.458%	5/5/28	4,229,904	4,237,835 (d)(h)(i)
Total Pharmaceuticals				10,863,141

Total Health Care				42,622,611
Industrials — 1.3%
Building Products — 0.2%
Quikrete Holdings Inc., 2029 Term Loan B (1 mo. Term SOFR + 2.250%)	7.594%	3/19/29	4,053,311	4,060,668 (d)(h)(i)
Commercial Services & Supplies — 1.0%
Ali Group North America Corp., Initial Term Loan B (1 mo. Term SOFR + 2.114%)	7.458%	7/30/29	2,925,598	2,940,489 (d)(h)(i)
Allied Universal Holdco LLC, USD Term Loan (1 mo. Term SOFR + 3.850%)	9.194%	5/12/28	9,600,992	9,574,926 (d)(h)(i)
See Notes to Financial Statements.
Western Asset SMASh Series Core Plus Completion Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Commercial Services & Supplies — continued
APi Group DE Inc., 2021 Repricing Term Loan B (1 mo. Term SOFR + 2.000%)	7.344%	1/3/29	2,570,608	$2,572,446 (d)(h)(i)
Garda World Security Corp., Fourth Additional Term Loan (3 mo. Term SOFR + 4.250%)	9.594%	2/1/29	2,956,843	2,979,020 (d)(h)(i)
GFL Environmental Inc., 2023 Term Loan (3 mo. Term SOFR + 2.500%)	7.826%	5/31/27	3,285,787	3,296,317 (d)(h)(i)
Total Commercial Services & Supplies				21,363,198
Construction & Engineering — 0.1%
Brown Group Holding LLC, Initial Term Loan (1 mo. Term SOFR + 2.850%)	8.194%	6/7/28	2,981,950	2,984,007 (d)(h)(i)
Passenger Airlines — 0.0%††
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%)	9.075%	10/20/27	819,916	840,738 (d)(h)(i)

Total Industrials				29,248,611
Information Technology — 0.9%
Electronic Equipment, Instruments & Components — 0.2%
Coherent Corp., Term Loan B1 (1 mo. Term SOFR + 2.500%)	7.844%	7/2/29	6,104,749	6,116,959 (d)(h)(i)
Software — 0.7%
Avolon TLB Borrower 1 US LLC, Term Loan B6 (1 mo. Term SOFR + 2.000%)	7.339%	6/22/28	2,377,734	2,383,679 (d)(h)(i)
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 4.000%)	9.344%	10/16/26	9,519,207	9,299,075 (d)(h)(i)
Peraton Corp., First Lien Term Loan B (1 mo. Term SOFR + 3.850%)	9.194%	2/1/28	3,730,508	3,735,450 (d)(h)(i)
Total Software				15,418,204

Total Information Technology				21,535,163
Materials — 0.1%
Paper & Forest Products — 0.1%
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. Term SOFR + 1.850%)	7.194%	9/7/27	2,112,592	2,116,553 (d)(h)(i)

Total Senior Loans (Cost — $190,598,354)				191,066,007
U.S. Government & Agency Obligations — 7.3%
U.S. Government Obligations — 7.3%
U.S. Treasury Bonds	4.375%	8/15/43	36,610,000	35,348,671 (k)
U.S. Treasury Bonds	4.750%	11/15/43	37,820,000	38,334,116 (k)
U.S. Treasury Bonds	4.500%	2/15/44	4,360,000	4,278,250
U.S. Treasury Bonds	3.625%	5/15/53	2,500,000	2,127,832
See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2024 Semi-Annual Report

 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

U.S. Government Obligations — continued
U.S. Treasury Bonds	4.125%	8/15/53	6,003,000	$5,591,466
U.S. Treasury Bonds	4.250%	2/15/54	21,710,000	20,677,079 (l)
U.S. Treasury Notes	4.625%	4/30/29	210,000	212,445
U.S. Treasury Notes	4.500%	5/31/29	290,000	292,016
U.S. Treasury Notes	4.250%	2/28/31	58,830,000	58,491,038 (m)

Total U.S. Government & Agency Obligations (Cost — $165,922,893)				165,352,913
Asset-Backed Securities — 2.8%
Accredited Mortgage Loan Trust, 2006-2 M1 (1 mo. Term SOFR + 0.384%)	5.730%	9/25/36	16,246,000	15,218,778 (d)
Bravo Mortgage Asset Trust, 2006-1A M1 (1 mo. Term SOFR + 0.714%)	6.060%	7/25/36	24,851,044	21,841,692 (b)(d)
CIT Mortgage Loan Trust, 2007-1 1M1 (1 mo. Term SOFR + 1.614%)	6.960%	10/25/37	7,412,484	7,421,577 (b)(d)
Fremont Home Loan Trust, 2006-B 1A (1 mo. Term SOFR + 0.414%)	5.760%	8/25/36	14,364,030	5,598,229 (d)
GSAMP Trust, 2005-SEA1 M2 (1 mo. Term SOFR + 1.464%)	6.810%	1/25/35	1,810,757	1,884,962 (b)(d)
Home Equity Asset Trust, 2005-6 M5 (1 mo. Term SOFR + 1.059%)	6.405%	12/25/35	2,980,000	2,781,881 (d)
KREF Ltd., 2021-FL2 D (1 mo. Term SOFR + 2.314%)	7.643%	2/15/39	3,130,000	2,784,140 (b)(d)
Morgan Stanley ABS Capital Inc. Trust, 2004-HE7 M1 (1 mo. Term SOFR + 1.014%)	6.360%	8/25/34	5,059,864	5,012,395 (d)

Total Asset-Backed Securities (Cost — $69,449,968)				62,543,654
U.S. Treasury Inflation Protected Securities — 1.0%
U.S. Treasury Bonds, Inflation Indexed	1.500%	2/15/53	1,286,880	1,082,283
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/33	23,757,408	21,990,878

Total U.S. Treasury Inflation Protected Securities (Cost — $24,720,491)				23,073,161
Non-U.S. Treasury Inflation Protected Securities — 0.3%
Uruguay — 0.3%
Uruguay Government International Bond, Senior Notes	3.875%	7/2/40	221,688,107 UYU	5,980,189
Uruguay Government International Bond, Senior Notes	3.400%	5/16/45	17,692,297 UYU	450,605

Total Non-U.S. Treasury Inflation Protected Securities (Cost — $6,156,669)				6,430,794
See Notes to Financial Statements.
Western Asset SMASh Series Core Plus Completion Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset SMASh Series Core Plus Completion Fund
(Percentages shown based on Fund net assets)
Security		Expiration Date	Contracts	Notional Amount†	Value
Purchased Options — 0.3%
Exchange-Traded Purchased Options — 0.1%
3-Month SOFR Futures, Put @ $95.500 (Cost — $1,005,372)		12/13/24	1,070	2,675,000	$1,190,375
	Counterparty
OTC Purchased Options — 0.2%
Interest rate swaption, Put @ 425.000 bps , 425.000 bps payments made by the Fund annually, payments received by the Fund on Daily SOFR Compound annually, maturing on 12/3/44	JPMorgan Chase & Co.	11/29/24	59,130,000	59,130,000	858,955
U.S. Dollar/Mexican Peso, Call @ 17.226MXN	Goldman Sachs Group Inc.	7/9/24	57,350,000	57,350,000	3,551,378

Total OTC Purchased Options (Cost — $1,776,720)					4,410,333

Total Purchased Options (Cost — $2,782,092)					5,600,708
Total Investments before Short-Term Investments (Cost — $3,136,924,039)					2,959,121,407
		Rate	Maturity Date	Face Amount†
Short-Term Investments — 3.1%
U.S. Treasury Bills — 1.6%
U.S. Treasury Bills		5.410%	9/12/24	19,240,000	19,036,135 (n)
U.S. Treasury Bills		5.399%	10/29/24	16,860,000	16,569,429 (n)(o)

Total U.S. Treasury Bills (Cost — $35,604,884)					35,605,564
				Shares
Overnight Deposits — 1.5%
BNY Mellon Cash Reserve Fund (Cost — $35,336,909)		2.200%		35,336,909	35,336,909 (p)

Total Short-Term Investments (Cost — $70,941,793)					70,942,473
Total Investments — 133.7% (Cost — $3,207,865,832)					3,030,063,880
Liabilities in Excess of Other Assets — (33.7)%					(763,879,978)
Total Net Assets — 100.0%					$2,266,183,902

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2024 Semi-Annual Report

 Western Asset SMASh Series Core Plus Completion Fund
†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2024, the Fund held TBA securities with a total cost of $778,663,670.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Security has no maturity date. The date shown represents the next call date.
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)	The coupon payment on this security is currently in default as of June 30, 2024.
(g)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(j)	All or a portion of this loan has not settled as of June 30, 2024. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(k)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(l)	All or a portion of this security is held at the broker as collateral for OTC derivatives.
(m)	All or a portion of this security is held at the broker as collateral for open futures contracts and exchange-traded options.
(n)	Rate shown represents yield-to-maturity.
(o)	Securities traded on a when-issued or delayed delivery basis.
(p)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Financial Statements.
Western Asset SMASh Series Core Plus Completion Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset SMASh Series Core Plus Completion Fund
Abbreviation(s) used in this schedule:
bps	—	basis point spread (100 basis points = 1.00%)
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
ICE	—	Intercontinental Exchange
INR	—	Indian Rupee
IO	—	Interest Only
JMD	—	Jamaican Dollar
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
UYU	—	Uruguayan Peso
At June 30, 2024, the Fund had the following written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	12/13/24	$97.125	2,149	$5,372,500	$(94,019)
3-Month SOFR Futures, Put	12/13/24	95.000	1,070	2,675,000	(287,562)
Total Exchange-Traded Written Options (Premiums received — $1,606,203)					(381,581)

OTC Written Options
	Counterparty
Interest rate swaption, Put, payments made by the Fund on Daily SOFR Compound annually, 445.000bps payments received by the Fund annually, maturing on 12/3/29	JPMorgan Chase & Co.	11/29/24	445.000 bps	181,930,000	181,930,000	(759,296)
U.S. Dollar/Australian Dollar, Put	Goldman Sachs Group Inc.	7/9/24	$0.679	57,350,000	57,350,000	(48,947)
U.S. Dollar/Mexican Peso, Call	Citibank N.A.	7/9/24	17.359 MXN	22,965,000	22,965,000	(1,257,681)
Total OTC Written Options (Premiums received — $2,178,339)						(2,065,924)
Total Written Options (Premiums received — $3,784,542)						$(2,447,505)

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2024 Semi-Annual Report

 Western Asset SMASh Series Core Plus Completion Fund
Abbreviation(s) used in this schedule:
bps	—	basis point spread (100 basis points = 1.00%)
MXN	—	Mexican Peso
SOFR	—	Secured Overnight Financing Rate
At June 30, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	1,754	3/25	$419,201,857	$417,210,825	$(1,991,032)
3-Month SOFR	415	6/25	99,261,622	99,013,813	(247,809)
3-Month SOFR	6,378	3/26	1,531,474,141	1,531,198,350	(275,791)
Australian Dollar	221	9/24	14,853,078	14,769,430	(83,648)
U.S. Treasury 5-Year Notes	2,298	9/24	244,526,842	244,916,543	389,701
U.S. Treasury Long- Term Bonds	3,187	9/24	372,946,391	377,061,938	4,115,547
U.S. Treasury Ultra Long-Term Bonds	1,566	9/24	194,452,268	196,288,312	1,836,044
United Kingdom Long Gilt Bonds	1,069	9/24	130,891,001	131,848,575	957,574
					4,700,586
Contracts to Sell:
Japanese 10-Year Bonds	138	9/24	122,856,670	122,535,148	321,522
U.S. Treasury 2-Year Notes	3,355	9/24	684,472,989	685,153,907	(680,918)
U.S. Treasury 10-Year Notes	10,401	9/24	1,132,589,067	1,143,947,536	(11,358,469)
U.S. Treasury Ultra 10-Year Notes	1,628	9/24	183,522,743	184,828,875	(1,306,132)
					(13,023,997)
Net unrealized depreciation on open futures contracts					$(8,323,411)

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.
Western Asset SMASh Series Core Plus Completion Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset SMASh Series Core Plus Completion Fund
At June 30, 2024, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	15,700,000	USD	2,915,457	Citibank N.A.	7/2/24	$(108,097)
BRL	16,030,000	USD	2,981,545	Citibank N.A.	7/2/24	(115,177)
BRL	16,800,000	USD	3,022,181	Citibank N.A.	7/2/24	(18,127)
BRL	31,340,000	USD	5,832,262	Citibank N.A.	7/2/24	(228,271)
BRL	44,570,000	USD	8,398,608	Citibank N.A.	7/2/24	(428,924)
USD	2,824,300	BRL	15,700,000	Citibank N.A.	7/2/24	16,940
USD	2,883,664	BRL	16,030,000	Citibank N.A.	7/2/24	17,296
USD	3,276,610	BRL	16,800,000	Citibank N.A.	7/2/24	272,556
USD	5,637,806	BRL	31,340,000	Citibank N.A.	7/2/24	33,815
USD	8,017,773	BRL	44,570,000	Citibank N.A.	7/2/24	48,090
BRL	50,327,050	USD	9,053,419	Goldman Sachs Group Inc.	7/2/24	(54,301)
BRL	59,320,000	USD	11,333,155	Goldman Sachs Group Inc.	7/2/24	(725,984)
BRL	147,427,595	USD	26,521,001	Goldman Sachs Group Inc.	7/2/24	(159,070)
USD	9,343,529	BRL	50,327,050	Goldman Sachs Group Inc.	7/2/24	344,411
USD	10,671,176	BRL	59,320,000	Goldman Sachs Group Inc.	7/2/24	64,005
USD	27,013,760	BRL	147,427,595	Goldman Sachs Group Inc.	7/2/24	651,829
BRL	47,594,645	USD	9,046,348	Morgan Stanley & Co. Inc.	7/2/24	(535,819)
USD	8,561,882	BRL	47,594,645	Morgan Stanley & Co. Inc.	7/2/24	51,353
USD	9,370,000	MXN	162,650,082	Citibank N.A.	7/11/24	497,322
INR	157,540,000	USD	1,884,004	Citibank N.A.	7/18/24	4,084
INR	522,260,000	USD	6,246,259	Citibank N.A.	7/18/24	12,931
CHF	7,950,000	USD	8,721,370	Bank of America N.A.	7/19/24	150,169
EUR	7,620,000	USD	8,118,607	Bank of America N.A.	7/19/24	50,305
EUR	8,040,000	USD	8,614,868	Bank of America N.A.	7/19/24	4,299
EUR	8,650,000	USD	9,243,205	Bank of America N.A.	7/19/24	29,903
EUR	8,710,000	USD	9,288,936	Bank of America N.A.	7/19/24	48,494
EUR	11,670,000	USD	12,459,662	Bank of America N.A.	7/19/24	50,994
MXN	122,250,000	USD	7,003,666	Bank of America N.A.	7/19/24	(343,447)
MXN	332,270,000	USD	18,521,516	Bank of America N.A.	7/19/24	(419,340)
USD	7,436,226	CHF	6,670,000	Bank of America N.A.	7/19/24	(6,939)
USD	7,950,000	CHF	7,245,352	Bank of America N.A.	7/19/24	(135,210)
USD	7,950,000	CHF	7,237,879	Bank of America N.A.	7/19/24	(126,871)
USD	4,571,695	EUR	4,250,000	Bank of America N.A.	7/19/24	15,544
USD	4,572,027	EUR	4,250,000	Bank of America N.A.	7/19/24	15,875
USD	4,578,219	EUR	4,250,000	Bank of America N.A.	7/19/24	22,067
USD	9,147,437	EUR	8,510,000	Bank of America N.A.	7/19/24	24,414
USD	9,161,228	EUR	8,510,000	Bank of America N.A.	7/19/24	38,204
USD	11,016,603	EUR	10,180,000	Bank of America N.A.	7/19/24	103,279
See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2024 Semi-Annual Report

 Western Asset SMASh Series Core Plus Completion Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	81,188,590	EUR	75,976,027	Bank of America N.A.	7/19/24	$(260,421)
CAD	4,550,000	USD	3,308,862	BNP Paribas SA	7/19/24	18,690
CAD	23,240,000	USD	16,899,299	BNP Paribas SA	7/19/24	96,814
JPY	1,206,374,576	USD	7,842,850	BNP Paribas SA	7/19/24	(320,066)
JPY	17,627,667,755	USD	117,908,072	BNP Paribas SA	7/19/24	(7,984,394)
NOK	98,220,000	USD	8,954,173	BNP Paribas SA	7/19/24	250,205
NOK	381,290,549	USD	34,965,422	BNP Paribas SA	7/19/24	766,022
USD	4,665,492	CAD	6,360,000	BNP Paribas SA	7/19/24	14,232
USD	22,055,564	CAD	30,050,000	BNP Paribas SA	7/19/24	79,093
USD	8,584,119	CHF	7,750,000	BNP Paribas SA	7/19/24	(64,237)
USD	8,596,623	CHF	7,760,000	BNP Paribas SA	7/19/24	(62,892)
USD	8,980,540	CHF	8,040,000	BNP Paribas SA	7/19/24	8,568
USD	1,271,713	NOK	13,530,000	BNP Paribas SA	7/19/24	3,791
USD	2,184,856	NOK	23,320,000	BNP Paribas SA	7/19/24	(504)
USD	2,663,149	NOK	28,760,000	BNP Paribas SA	7/19/24	(32,004)
USD	2,734,893	NOK	29,100,000	BNP Paribas SA	7/19/24	7,878
USD	2,929,942	NOK	31,240,000	BNP Paribas SA	7/19/24	2,384
USD	4,097,150	NOK	43,640,000	BNP Paribas SA	7/19/24	7,565
AUD	181,735,723	USD	118,757,752	Citibank N.A.	7/19/24	2,548,593
EUR	4,180,000	USD	4,513,280	Citibank N.A.	7/19/24	(32,171)
GBP	610,000	USD	751,755	Citibank N.A.	7/19/24	19,444
GBP	8,190,000	USD	10,141,431	Citibank N.A.	7/19/24	212,864
GBP	8,200,000	USD	10,184,771	Citibank N.A.	7/19/24	182,167
INR	1,625,339,626	USD	19,458,620	Citibank N.A.	7/19/24	20,167
USD	2,634,896	AUD	3,940,000	Citibank N.A.	7/19/24	4,995
USD	4,933,219	AUD	7,420,000	Citibank N.A.	7/19/24	(19,539)
USD	2,815,414	GBP	2,258,000	Citibank N.A.	7/19/24	(39,286)
USD	4,940,789	GBP	3,950,000	Citibank N.A.	7/19/24	(53,041)
USD	4,947,338	GBP	3,950,000	Citibank N.A.	7/19/24	(46,492)
USD	9,871,360	GBP	7,900,000	Citibank N.A.	7/19/24	(116,300)
USD	71,662,382	GBP	57,123,439	Citibank N.A.	7/19/24	(556,538)
USD	472,428	JPY	72,700,000	Citibank N.A.	7/19/24	19,081
USD	5,085,775	JPY	788,400,000	Citibank N.A.	7/19/24	169,423
CHF	7,500,000	USD	8,224,992	Goldman Sachs Group Inc.	7/19/24	144,385
CHF	7,510,000	USD	8,270,652	Goldman Sachs Group Inc.	7/19/24	109,884
MXN	160,754,000	USD	9,258,835	Goldman Sachs Group Inc.	7/19/24	(500,906)
USD	13,564,080	CAD	18,621,244	Goldman Sachs Group Inc.	7/19/24	(54,197)
USD	15,530,553	CAD	21,130,000	Goldman Sachs Group Inc.	7/19/24	77,547
USD	3,845,810	CHF	3,440,000	Goldman Sachs Group Inc.	7/19/24	7,056
See Notes to Financial Statements.
Western Asset SMASh Series Core Plus Completion Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset SMASh Series Core Plus Completion Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,962,104	CHF	4,450,000	Goldman Sachs Group Inc.	7/19/24	$(3,726)
USD	8,235,993	CHF	7,500,000	Goldman Sachs Group Inc.	7/19/24	(133,384)
USD	9,341,032	CHF	8,450,000	Goldman Sachs Group Inc.	7/19/24	(88,466)
USD	17,558,664	CHF	15,710,000	Goldman Sachs Group Inc.	7/19/24	27,610
USD	18,138,624	CHF	16,240,000	Goldman Sachs Group Inc.	7/19/24	16,134
USD	7,141,980	GBP	5,620,000	Goldman Sachs Group Inc.	7/19/24	36,835
USD	4,436,320	JPY	674,770,000	Goldman Sachs Group Inc.	7/19/24	228,548
USD	2,039,679	NOK	21,860,000	Goldman Sachs Group Inc.	7/19/24	(8,862)
USD	2,724,521	NOK	29,140,000	Goldman Sachs Group Inc.	7/19/24	(6,242)
USD	3,955,752	NOK	42,720,000	Goldman Sachs Group Inc.	7/19/24	(47,618)
USD	4,972,068	NOK	53,650,000	Goldman Sachs Group Inc.	7/19/24	(55,573)
USD	15,045,737	NOK	162,550,000	Goldman Sachs Group Inc.	7/19/24	(187,125)
MXN	112,030,000	USD	6,238,793	JPMorgan Chase & Co.	7/19/24	(135,363)
MXN	142,030,000	USD	8,018,649	JPMorgan Chase & Co.	7/19/24	(280,809)
MXN	250,194,000	USD	13,473,747	JPMorgan Chase & Co.	7/19/24	156,902
USD	14,122,652	AUD	21,100,000	JPMorgan Chase & Co.	7/19/24	38,663
USD	19,786,054	CNH	142,914,666	JPMorgan Chase & Co.	7/19/24	174,849
USD	34,632,243	CNH	250,523,979	JPMorgan Chase & Co.	7/19/24	254,546
USD	44,939,450	CNH	325,820,000	JPMorgan Chase & Co.	7/19/24	229,394
USD	37,381,570	MXN	623,973,172	JPMorgan Chase & Co.	7/19/24	3,387,313
USD	77,924,602	MXN	1,294,990,000	JPMorgan Chase & Co.	7/19/24	7,373,133
BRL	137,054,793	USD	26,581,097	Morgan Stanley & Co. Inc.	7/19/24	(2,125,293)
BRL	218,191,943	USD	42,709,040	Morgan Stanley & Co. Inc.	7/19/24	(3,775,272)
CAD	15,320,000	USD	11,115,618	Morgan Stanley & Co. Inc.	7/19/24	88,360
CAD	15,330,000	USD	11,138,929	Morgan Stanley & Co. Inc.	7/19/24	72,362
CAD	16,090,000	USD	11,681,044	Morgan Stanley & Co. Inc.	7/19/24	86,058
CAD	32,142,640	USD	23,507,767	Morgan Stanley & Co. Inc.	7/19/24	(886)
MXN	66,660,000	USD	3,810,253	Morgan Stanley & Co. Inc.	7/19/24	(178,595)
USD	338,110	CAD	460,000	Morgan Stanley & Co. Inc.	7/19/24	1,698
USD	4,429,793	CAD	6,020,000	Morgan Stanley & Co. Inc.	7/19/24	27,185
USD	9,709,632	CAD	13,210,000	Morgan Stanley & Co. Inc.	7/19/24	48,761
USD	9,800,858	CAD	13,330,000	Morgan Stanley & Co. Inc.	7/19/24	52,227
USD	12,949,826	CAD	17,600,000	Morgan Stanley & Co. Inc.	7/19/24	78,416
USD	269,055	JPY	41,629,001	Morgan Stanley & Co. Inc.	7/19/24	9,462
USD	503,736	JPY	80,085,000	Morgan Stanley & Co. Inc.	7/19/24	4,337
USD	4,245,990	JPY	644,740,000	Morgan Stanley & Co. Inc.	7/19/24	225,481
USD	5,231,489	JPY	792,270,000	Morgan Stanley & Co. Inc.	7/19/24	291,004
USD	8,163,288	JPY	1,249,510,000	Morgan Stanley & Co. Inc.	7/19/24	371,518
USD	16,617,223	JPY	2,561,030,000	Morgan Stanley & Co. Inc.	7/19/24	646,997
See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2024 Semi-Annual Report

 Western Asset SMASh Series Core Plus Completion Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,534,308	MXN	93,884,000	Morgan Stanley & Co. Inc.	7/19/24	$419,478
BRL	147,427,595	USD	26,922,743	Goldman Sachs Group Inc.	8/2/24	(659,866)
Net unrealized appreciation on open forward foreign currency contracts						$450,653

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CNH	—	Chinese Offshore Yuan
EUR	—	Euro
GBP	—	British Pound
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
USD	—	United States Dollar
At June 30, 2024, the Fund had the following open swap contracts:
OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Citibank N.A.	785,610,000BRL	1/2/29	BRL-CDI**	10.269%**	$(8,044,990)	—	$(8,044,990)

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1,482,510,000MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	$(6,826,689)	$313,394	$(7,140,083)
1,560,270,000MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	(7,223,907)	400,452	(7,624,359)
303,432,000	2/28/31	3.870% annually	Daily SOFR Compound annually	1,839,953	(765,551)	2,605,504
See Notes to Financial Statements.
Western Asset SMASh Series Core Plus Completion Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset SMASh Series Core Plus Completion Fund
CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	258,173,000	4/30/31	4.200% annually	Daily SOFR Compound annually	$(4,133,928)	$(3,238,372)	$(895,556)
	99,521,000	2/15/48	2.600% annually	Daily SOFR Compound annually	18,817,866	8,130,585	10,687,281
	100,795,000	2/15/48	3.050% annually	Daily SOFR Compound annually	12,088,917	2,516,705	9,572,212
	248,784,000	5/15/48	3.150% annually	Daily SOFR Compound annually	25,970,475	28,171,342	(2,200,867)
Total					$40,532,687	$35,528,555	$5,004,132

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at June 30, 2024[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Apache Corp., 4.375%, due 10/15/28	$2,716,000	12/20/28	1.013%	1.000% quarterly	$(1,381)	$(49,489)	$48,108
Apache Corp., 4.875%, due 11/15/27	3,629,000	12/20/26	0.555%	1.000% quarterly	37,791	(58,545)	96,336
Total	$6,345,000				$36,410	$(108,034)	$144,444

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[4]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.IG.42 Index	$641,249,000	6/20/29	1.000% quarterly	$13,123,470	$13,347,004	$(223,534)

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2024 Semi-Annual Report

 Western Asset SMASh Series Core Plus Completion Fund
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[5]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[4]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.42 Index	$111,928,200	6/20/29	5.000% quarterly	$(6,987,721)	$(7,479,929)	$492,208

OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
JPMorgan Chase & Co.	$87,593,000	8/1/24	Daily SOFR Compound + 1.100% quarterly	JPEIFNTR quarterly^^	$(1,493,941)	—	$(1,493,941)

See Notes to Financial Statements.
Western Asset SMASh Series Core Plus Completion Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset SMASh Series Core Plus Completion Fund
[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[5]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii)
receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
*	Notional amount denominated in U.S. dollars, unless otherwise noted.
**	One time payment made at termination date.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
28-Day MXN TIIE - Banxico	11.245%
BRL-CDI	10.400%
Daily SOFR Compound	5.330%

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2024 Semi-Annual Report

 Western Asset SMASh Series Core Plus Completion Fund
Abbreviation(s) used in this table:
BRL	—	Brazilian Real
BRL-CDI	—	Brazilian Cetip InterBank Deposit Rate
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
MXN	—	Mexican Peso
SOFR	—	Secured Overnight Financing Rate
TIIE	—	Tasa de Intere’s Interbancaria de Equilibrio (Equilibrium Interbanking Interest Rate)
^^ The following table provides information about the underlying components of the JPEIFNTR total return swap, as of period end.
Security	Face Amount	Market Value	Weight
Angolan Government International Bond, 9.125% due 11/26/49	12,070,000	$9,901,172	6.42%
Argentine Republic Government International Bond, 4.250% due 1/9/38	14,110,000	6,476,490	4.20%
Argentine Republic Government International Bond, 3.500% due 7/9/41	8,080,000	3,167,360	2.05%
Benin Government International Bond, 7.960% due 2/13/38	4,860,000	4,510,688	2.92%
Bahamas Government International Bond, 8.950% due 10/15/32	5,730,000	5,352,178	3.47%
Ivory Coast Government International Bond, 7.625% due 1/30/33	11,990,000	11,615,313	7.53%
Costa Rica Government International Bond, 6.550% due 4/3/34	5,350,000	5,472,047	3.55%
Dominican Republic International Bond, 4.500% due 1/30/30	12,940,000	11,791,575	7.64%
Ecuador Government International Bond, 3.500% due 7/31/35	9,150,000	4,560,703	2.95%
Egypt Government International Bond, 5.800% due 9/30/27	5,270,000	4,736,413	3.07%
Egypt Government International Bond, 7.903% due 2/21/48	4,170,000	2,926,819	1.90%
Ethiopia International Bond, 6.625% due 12/11/25	10,970,000	7,862,862	5.10%
Ghana Government International Bond, 10.750% due 10/14/30	7,070,000	4,767,831	3.09%
Ghana Government International Bond, 7.625% due 5/16/29	3,200,000	1,586,822	1.03%
Republic of Guatemala Government International Bond, 5.375% due 4/24/32	4,940,000	4,685,281	3.04%
Jordan Government International Bond, 7.500% due 1/13/29	4,710,000	4,592,250	2.98%
Republic of Kenya Government International Bond, 6.300% due 1/23/34	12,750,000	9,518,672	6.17%
Sri Lanka Government International Bond, 6.125% due 6/3/25	2,770,000	1,611,021	1.04%
Sri Lanka Government International Bond, 6.825% due 7/18/26	2,780,000	1,544,736	1.00%
Sri Lanka Government International Bond, 6.850% due 11/3/25	2,780,000	1,608,651	1.04%
Mozambique International Bond, 9.000% due 9/15/31	5,550,000	4,592,625	2.98%
Nigeria Government International Bond, due 7.375% due 9/28/33	11,310,000	9,242,391	5.99%
Paraguay Government International Bond, 6.100% due 8/11/44	5,750,000	5,496,641	3.56%
Senegal Government International Bond, 6.250% due 5/23/33	3,780,000	3,161,025	2.05%
See Notes to Financial Statements.
Western Asset SMASh Series Core Plus Completion Fund 2024 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2024
 Western Asset SMASh Series Core Plus Completion Fund
Security	Face Amount	Market Value	Weight
Senegal Government International Bond, 6.750% due 3/13/48	3,230,000	$2,319,140	1.50%
El Salvador Government International Bond, 7.125% due 1/20/50	6,190,000	3,920,978	2.54%
Ukraine Government International Bond, 7.750% due 9/1/28	10,190,000	2,822,135	1.83%
Ukraine Government International Bond, 7.750% due 9/1/29	10,260,000	2,836,391	1.84%
Republic of Uzbekistan International Bond, 3.900% due 10/19/31	3,810,000	3,100,388	2.01%
Petroleos de Venezuela International Bond, 0.000% due 4/12/27	34,000,000	3,975,619	2.58%
Zambia Government International Bond, 0.500% due 12/31/53	3,525,852	1,723,260	1.12%
Zambia Government International Bond, 5.750% due 6/30/33	3,755,675	2,794,451	1.81%
TOTAL		$154,273,928	100.00%
See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2024 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
June 30, 2024

Assets:
Investments, at value (Cost — $3,207,865,832)	$3,030,063,880
Foreign currency, at value (Cost — $19,301,233)	19,318,736
Receivable for securities sold	111,465,395
Deposits with brokers for centrally cleared swap contracts	32,928,143
Interest receivable	22,661,474
Unrealized appreciation on forward foreign currency contracts	21,686,298
Foreign currency collateral for open futures contracts and exchange-traded options, at value (Cost — $7,721,766)	8,082,282
Deposits with brokers for OTC derivatives	2,030,000
Receivable for Fund shares sold	633,412
Deposits with brokers for TBA securities	290,000
Deposits with brokers for open futures contracts and exchange-traded options	66,410
Receivable from investment manager	44,371
Principal paydown receivable	32,037
Total Assets	3,249,302,438
Liabilities:
Payable for securities purchased	916,322,883
Payable to brokers — net variation margin on centrally cleared swap contracts	27,050,217
Unrealized depreciation on forward foreign currency contracts	21,235,645
OTC swaps, at value (premiums received — $0)	9,538,931
Payable to brokers — net variation margin on open futures contracts	3,093,424
Written options, at value (premiums received — $3,784,542)	2,447,505
Payable for Fund shares repurchased	2,265,933
Payable for open OTC swap contracts	941,983
Trustees’ fees payable	13,455
Accrued expenses	208,560
Total Liabilities	983,118,536
Total Net Assets	$2,266,183,902
Net Assets:
Par value (Note 5)	$3,841
Paid-in capital in excess of par value	3,678,039,421
Total distributable earnings (loss)	(1,411,859,360)
Total Net Assets	$2,266,183,902
Shares Outstanding	384,111,876
Net Asset Value	$5.90
See Notes to Financial Statements.
Western Asset SMASh Series Core Plus Completion Fund 2024 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2024

Investment Income:
Interest	$79,503,837
Less: Foreign taxes withheld	(52,744)
Total Investment Income	79,451,093
Expenses:
Fund accounting fees	73,143
Custody fees	47,288
Legal fees	35,522
Registration fees	32,813
Trustees’ fees	29,214
Audit and tax fees	26,850
Shareholder reports	16,685
Commitment fees (Note 6)	10,753
Commodity pool reports	5,968
Transfer agent fees (Note 2)	4,301
Interest expense	3,579
Miscellaneous expenses	11,172
Total Expenses	297,288
Less: Fee waivers and/or expense reimbursements (Note 2)	(297,288)
Net Expenses	—
Net Investment Income	79,451,093
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(35,269,880)†
Futures contracts	21,534,216
Written options	5,415,039
Swap contracts	119,211,577
Forward foreign currency contracts	(7,683,184)
Foreign currency transactions	(2,851,652)
Net Realized Gain	100,356,116
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(66,540,870)‡
Futures contracts	(126,438,548)
Written options	1,603,035
Swap contracts	(80,045,227)
Forward foreign currency contracts	(2,464,382)
Foreign currencies	(1,665,191)
Change in Net Unrealized Appreciation (Depreciation)	(275,551,183)
Net Loss on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(175,195,067)
Decrease in Net Assets From Operations	$(95,743,974)

†	Net of foreign capital gains tax of $49,631.
‡	Net of change in accrued foreign capital gains tax of $(54,281).
See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2024 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2024 (unaudited) and the Year Ended December 31, 2023	2024	2023
Operations:
Net investment income	$79,451,093	$168,177,926
Net realized gain (loss)	100,356,116	(219,319,039)
Change in net unrealized appreciation (depreciation)	(275,551,183)	225,416,841
Increase (Decrease) in Net Assets From Operations	(95,743,974)	174,275,728
Distributions to Shareholders From (Note 1):
Total distributable earnings	(61,295,207)	(161,121,402)
Decrease in Net Assets From Distributions to Shareholders	(61,295,207)	(161,121,402)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares	327,266,924	671,991,654
Cost of shares repurchased	(353,452,513)	(837,006,747)
Decrease in Net Assets From Fund Share Transactions	(26,185,589)	(165,015,093)
Decrease in Net Assets	(183,224,770)	(151,860,767)
Net Assets:
Beginning of period	2,449,408,672	2,601,269,439
End of period	$2,266,183,902	$2,449,408,672
See Notes to Financial Statements.
Western Asset SMASh Series Core Plus Completion Fund 2024 Semi-Annual Report

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
	2024[1,2]	2023[1]	2022[1,3]	2022[1,4]	2021[1,4]	2020[1,5]	2019[1,4]
Net asset value, beginning of period	$6.30	$6.25	$8.07	$9.08	$9.27	$8.91	$9.18
Income (loss) from operations:
Net investment income	0.20	0.40	0.27	0.36	0.33	0.45	0.44
Net realized and unrealized gain (loss)	(0.44)	0.04	(2.04)	(0.80)	(0.44)	0.69	(0.31)
Total income (loss) from operations	(0.24)	0.44	(1.77)	(0.44)	(0.11)	1.14	0.13
Less distributions from:
Net investment income	(0.16)	(0.39)	(0.04)	(0.45)	(0.06)	(0.64)	(0.40)
Net realized gains	—	—	—	(0.12)	(0.02)	(0.14)	—
Return of capital	—	—	(0.01)	—	—	—	—
Total distributions	(0.16)	(0.39)	(0.05)	(0.57)	(0.08)	(0.78)	(0.40)
Net asset value, end of period	$5.90	$6.30	$6.25	$8.07	$9.08	$9.27	$8.91
Total return[6]	(4.05)%	7.38%	(22.01)%	(5.37)%	(1.08)%	13.16%	1.44%
Net assets, end of period (millions)	$2,266	$2,449	$2,601	$3,632	$3,435	$2,404	$1,845
Ratios to average net assets:
Gross expenses[7]	0.03%[8]	0.02%	0.04%[8]	0.03%	0.04%	0.04%	0.04%
Net expenses[9,10]	0.00 [8]	0.00	0.00 [8]	0.00	0.00	0.00	0.00
Net investment income	6.70 [8]	6.47	4.76 [8]	3.96	3.74	4.88	5.09
Portfolio turnover rate	103%[11]	189%[11]	53%	150%[11]	69%	31%	37%

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2024 Semi-Annual Report

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2024 (unaudited).
[3]	For the period March 1, 2022 through December 31, 2022.
[4]	For the year ended February 28.
[5]	For the year ended February 29.
[6]
Performance figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Gross expenses do not include management fees paid to the manager and subadvisers. Management fees are paid directly or indirectly by the separately managed account sponsor.
[8]	Annualized.
[9]
The Fund’s manager has entered into an expense reimbursement arrangement with the Fund, pursuant to which the
Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses. This arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[10]	Reflects fee waivers and/or expense reimbursements.
[11]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 42%, 96% and 106%.

See Notes to Financial Statements.
Western Asset SMASh Series Core Plus Completion Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Western Asset SMASh Series Core Plus Completion Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Franklin Templeton Fund Adviser, LLC (“FTFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of FTFA. FTFA and the subadvisers do not charge investment management fees to the Fund.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the

Western Asset SMASh Series Core Plus Completion Fund 2024 Semi-Annual Report

manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information
Western Asset SMASh Series Core Plus Completion Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Mortgage-Backed Securities	—	$991,182,646	—	$991,182,646
Corporate Bonds & Notes	—	681,194,604	—	681,194,604
Sovereign Bonds	—	439,755,517	—	439,755,517
Collateralized Mortgage Obligations	—	392,921,403	—	392,921,403
Senior Loans	—	191,066,007	—	191,066,007
U.S. Government & Agency Obligations	—	165,352,913	—	165,352,913
Asset-Backed Securities	—	62,543,654	—	62,543,654
U.S. Treasury Inflation Protected Securities	—	23,073,161	—	23,073,161
Non-U.S. Treasury Inflation Protected Securities	—	6,430,794	—	6,430,794
Purchased Options:
Exchange-Traded Purchased Options	$1,190,375	—	—	1,190,375
OTC Purchased Options	—	4,410,333	—	4,410,333
Total Long-Term Investments	1,190,375	2,957,931,032	—	2,959,121,407

Western Asset SMASh Series Core Plus Completion Fund 2024 Semi-Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†:
U.S. Treasury Bills	—	$35,605,564	—	$35,605,564
Overnight Deposits	—	35,336,909	—	35,336,909
Total Short-Term Investments	—	70,942,473	—	70,942,473
Total Investments	$1,190,375	$3,028,873,505	—	$3,030,063,880
Other Financial Instruments:
Futures Contracts††	$7,620,388	—	—	$7,620,388
Forward Foreign Currency Contracts††	—	$21,686,298	—	21,686,298
Centrally Cleared Interest Rate Swaps††	—	22,864,997	—	22,864,997
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	144,444	—	144,444
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	492,208	—	492,208
Total Other Financial Instruments	$7,620,388	$45,187,947	—	$52,808,335
Total	$8,810,763	$3,074,061,452	—	$3,082,872,215
Western Asset SMASh Series Core Plus Completion Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$381,581	—	—	$381,581
OTC Written Options	—	$2,065,924	—	2,065,924
Futures Contracts††	15,943,799	—	—	15,943,799
Forward Foreign Currency Contracts††	—	21,235,645	—	21,235,645
OTC Interest Rate Swaps	—	8,044,990	—	8,044,990
Centrally Cleared Interest Rate Swaps††	—	17,860,865	—	17,860,865
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	223,534	—	223,534
OTC Total Return Swaps	—	1,493,941	—	1,493,941
Total	$16,325,380	$50,924,899	—	$67,250,279

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Purchased options. The Fund may purchase option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.
(c) Written options. The Fund may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to

Western Asset SMASh Series Core Plus Completion Fund 2024 Semi-Annual Report

purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.
The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Options on futures contracts. The Fund may purchase or write option contracts generally to gain or reduce exposure to types of investments or market factors or as a means of attempting to enhance returns. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at the specified option exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the net asset value of the Fund. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.
(e) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received
Western Asset SMASh Series Core Plus Completion Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(f) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(g) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes, including to increase the Fund’s return. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Western Asset SMASh Series Core Plus Completion Fund 2024 Semi-Annual Report

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2024, the total notional value of all credit default swaps to sell protection was $647,594,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.
For average notional amounts of swaps held during the six months ended June 30, 2024, see Note 4.
Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to
Western Asset SMASh Series Core Plus Completion Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
Interest rate swaps
The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate,

Western Asset SMASh Series Core Plus Completion Fund 2024 Semi-Annual Report

on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.
The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Total return swaps
The Fund enters into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.
(h) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(i) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped
Western Asset SMASh Series Core Plus Completion Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.
(j) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(k) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
At June 30, 2024, the Fund held non-cash collateral for TBA securities from JPMorgan Chase & Co. and Morgan Stanley & Co. Inc. in the amounts of $828,013 and $797,277, respectively.
As of June 30, 2024, the Fund had posted non-cash collateral for TBA securities with Goldman Sachs Group Inc. in the amount of $642,905.
(l) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

Western Asset SMASh Series Core Plus Completion Fund 2024 Semi-Annual Report

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.
The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(m) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
(n) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Western Asset SMASh Series Core Plus Completion Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(o) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(p) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(q) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or

Western Asset SMASh Series Core Plus Completion Fund 2024 Semi-Annual Report

limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of June 30, 2024, the Fund held OTC written options, OTC swap contracts and forward foreign currency contracts with credit related contingent features which had a liability
Western Asset SMASh Series Core Plus Completion Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
position of $32,840,500. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of June 30, 2024, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $16,817,970 which could be used to reduce the required payment.
At June 30, 2024, the Fund held non-cash collateral from Goldman Sachs Group Inc. in the amount of $2,748,789. This amount could be used to reduce the Fund’s exposure to the counterparty in the event of default.
(r) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(s) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(t) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(u) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2023, no provision for income tax is

Western Asset SMASh Series Core Plus Completion Fund 2024 Semi-Annual Report

required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
(v) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
FTFA is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”), Western Asset Management Company Ltd in Japan (“Western Asset Japan”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. FTFA, Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
FTFA and the subadvisers do not charge investment management fees to the Fund. However, the Fund is an integral part of the separately managed account program, and FTFA and the subadvisers will be compensated directly or indirectly by separately managed account program sponsors. FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadvisers the day-to-day portfolio management of the Fund.
FTFA has entered into an expense reimbursement arrangement with the Fund, pursuant to which FTFA has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses. This expense reimbursement arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.
During the six months ended June 30, 2024, fees waived and/or expenses reimbursed amounted to $297,288.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. The Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on
Western Asset SMASh Series Core Plus Completion Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, the Fund reimburses Investor Services for out of pocket expenses incurred. For the six months ended June 30, 2024, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $1,113 was earned by Investor Services.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended June 30, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$199,334,222	$3,134,526,853
Sales	279,430,936	2,600,076,627
At June 30, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$3,207,865,832	$23,740,469	$(201,542,421)	$(177,801,952)
Written options	(3,784,542)	2,103,381	(766,344)	1,337,037
Futures contracts	—	7,620,388	(15,943,799)	(8,323,411)
Forward foreign currency contracts	—	21,686,298	(21,235,645)	450,653
Swap contracts	41,287,596	23,501,649	(27,623,330)	(4,121,681)
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2024.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[2]	$2,049,330	$3,551,378	—	$5,600,708
Futures contracts[3]	7,620,388	—	—	7,620,388
Forward foreign currency contracts	—	21,686,298	—	21,686,298
Centrally cleared swap contracts[4]	22,864,997	—	$636,652	23,501,649
Total	$32,534,715	$25,237,676	$636,652	$58,409,043

Western Asset SMASh Series Core Plus Completion Fund 2024 Semi-Annual Report

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Written options	$1,140,877	$1,306,628	—	—	$2,447,505
Futures contracts[3]	15,860,151	83,648	—	—	15,943,799
Forward foreign currency contracts	—	21,235,645	—	—	21,235,645
OTC swap contracts[5]	8,044,990	—	—	$1,493,941	9,538,931
Centrally cleared swap contracts[4]	17,860,865	—	$223,534	—	18,084,399
Total	$42,906,883	$22,625,921	$223,534	$1,493,941	$67,250,279

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.
[3]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

[4]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

[5]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2024. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Purchased options[1]	$(2,796,468)	$(3,147,937)	—	—	$(5,944,405)
Futures contracts	24,924,599	(3,390,383)	—	—	21,534,216
Written options	3,562,976	1,852,063	—	—	5,415,039
Swap contracts	117,066,932	—	$3,086,628	$(941,983)	119,211,577
Forward foreign currency contracts	—	(7,683,184)	—	—	(7,683,184)
Total	$142,758,039	$(12,369,441)	$3,086,628	$(941,983)	$132,533,243

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in the Statement of Operations.
Western Asset SMASh Series Core Plus Completion Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Purchased options[1]	$435,485	$3,473,180	—	—	$3,908,665
Futures contracts	(117,650,613)	(8,787,935)	—	—	(126,438,548)
Written options	1,624,719	(21,684)	—	—	1,603,035
Swap contracts	(77,961,234)	—	$(590,052)	$(1,493,941)	(80,045,227)
Forward foreign currency contracts	—	(2,464,382)	—	—	(2,464,382)
Total	$(193,551,643)	$(7,800,821)	$(590,052)	$(1,493,941)	$(203,436,457)

[1]	The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in the Statement of Operations.
During the six months ended June 30, 2024, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$4,719,672
Written options	3,025,242
Futures contracts (to buy)	3,966,975,795
Futures contracts (to sell)	3,346,249,006
Forward foreign currency contracts (to buy)	605,869,507
Forward foreign currency contracts (to sell)	643,120,336
Average Notional Balance
Interest rate swap contracts	$1,488,633,252
Credit default swap contracts (buy protection)	117,863,114
Credit default swap contracts (sell protection)	839,085,100
Total return swap contracts	37,539,857
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of June 30, 2024.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Bank of America N.A.	$553,547	$(1,292,228)	$(738,681)	—	$(738,681)
BNP Paribas SA	1,255,242	(8,464,097)	(7,208,855)	—	(7,208,855)
Citibank N.A.	4,079,768	(11,064,634)	(6,984,866)	$9,477,341	2,492,475
Goldman Sachs Group Inc.	5,259,622	(2,734,267)	2,525,355	(2,748,789)	(223,434)

Western Asset SMASh Series Core Plus Completion Fund 2024 Semi-Annual Report

Counterparty (cont’d)	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
JPMorgan Chase & Co.	$12,473,755	$(2,669,409)	$9,804,346	$1,870,270	$11,674,616
Morgan Stanley & Co. Inc.	2,474,697	(6,615,865)	(4,141,168)	5,470,360	1,329,192
Total	$26,096,631	$(32,840,500)	$(6,743,869)	$14,069,182	$7,325,313

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.
[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Shares of beneficial interest
At June 30, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share represents an identical interest and has the same rights.
Transactions in shares of the Fund were as follows:

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
Shares sold	53,841,113	108,023,682
Shares repurchased	(58,328,222)	(135,907,438)
Net decrease	(4,487,109)	(27,883,756)
6. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 31, 2025.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended June 30, 2024.
Western Asset SMASh Series Core Plus Completion Fund 2024 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
7. Deferred capital losses
As of December 31, 2023, the Fund had deferred capital losses of $1,209,534,082, which have no expiration date, that will be available to offset future taxable capital gains.
8. Recent accounting pronouncement
In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020, through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

Western Asset SMASh Series Core Plus Completion Fund 2024 Semi-Annual Report

Changes in and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.
Western Asset SMASh Series Core Plus Completion Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC) with respect to the Fund and the following subadvisory agreements with respect to the Fund (collectively, the “Agreements”) (i) a subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset”) with respect to the Fund, (ii) a subadvisory agreement between FTFA and Western Asset Management Company Limited (“WAML”) with respect to the Fund, (iii) a subadvisory agreement between FTFA and Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”) with respect to the Fund, and (iv) a subadvisory agreement between FTFA and Western Asset Management Company Ltd in Japan with respect to the Fund (“Western Japan,” and together with Western Singapore, and WAML, the “Non-U.S. Subadvisers,” and together with Western Asset, the “Subadvisers,” and together with FTFA, the “Advisers”) with respect to the Fund at a meeting held on April 30, 2024. At an in-person meeting held on May 16, 2024, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.
The Trustees noted that although Western Asset’s business is operated through separate legal entities, such as the Non-U.S. Subadvisers, senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the Non-U.S. Subadvisers. Therefore, in connection with their deliberations noted below, the Trustees primarily focused on the information provided by Western Asset when considering the approval of the Agreements between FTFA and the Non-U.S. Subadvisers.
In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe.

Western Asset SMASh Series Core Plus Completion Fund

It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. In considering the Fund’s performance, the Board took into account that the Fund is offered only to participants in separately managed account programs who pay costs and expenses, including fees for advice and portfolio execution, at the level of such programs rather than at the Fund level.
As part of their review, the Trustees examined FTFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Trustees considered the experience of FTFA’s personnel in providing the types of services that FTFA is responsible for providing to the Fund; the ability of FTFA to attract and retain capable personnel; and the capability and integrity of FTFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadvisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadvisers to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as FTFA’s and each Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Trustees concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of FTFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of FTFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5-, and 10-year periods ended December 31, 2023. The information comparing the Fund’s performance to that of its
Western Asset SMASh Series Core Plus Completion Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
Performance Universe, consisting of all funds (including the Fund) classified as retail and institutional global income funds by Broadridge, showed, among other data, that the Fund’s performance for the 1- and 10-year periods ended December 31, 2023 was above the median and that its performance for the 3- and 5-year periods ended December 31, 2023 was below the median. The Board noted that the Fund’s performance exceeded the performance of its benchmark index for the 1-year period ended December 31, 2023, slightly trailed the performance of its benchmark for the 10-year period ended December 31, 2023 and trailed the performance of its benchmark for the 3- and 5-year periods ended December 31, 2023. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.
The Board noted that the Fund does not pay a management fee. The Board also noted that the Fund is an integral part of the separately managed account program, and the Advisers are compensated directly or indirectly by separately managed account program sponsors. The Board recognized that FTFA had agreed to pay all operating expenses of the Fund, except interest, brokerage, taxes, and extraordinary expenses. The Board considered that this arrangement is expected to continue through December 2025.
The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.
Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board discussed whether FTFA realizes economies of scale as the Fund’s assets grow. Among other things, the Board considered that the Fund pays no management fees to FTFA. The Board also noted that FTFA has agreed to pay all operating expenses of the Fund, except interest, brokerage, taxes, and extraordinary expenses.
In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have attributed different weight to the various factors in evaluating the Agreements. The

Western Asset SMASh Series Core Plus Completion Fund

foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements in light of all of the surrounding circumstances.
Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers and that approval of the Agreements was in the best interest of the Fund and its shareholders.
Western Asset SMASh Series Core Plus Completion Fund

(This page intentionally left blank.)

Western Asset
SMASh Series Core Plus Completion Fund
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chairman
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Western Asset Management Company Pte. Ltd.
Western Asset Management Company Ltd
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent#
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset SMASh Series Core Plus Completion Fund
The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.
Western Asset SMASh Series Core Plus Completion Fund
Legg Mason Funds
620 Eighth Avenue, 47th Floor
New York, NY 10018
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset SMASh Series Core Plus Completion Fund and is not intended for distribution to prospective investors.
This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•
Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•
Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•
Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•
Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•
Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE SEMI-ANNUAL REPORT

90522-SFSOI 8/24
© 2024 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 20, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 20, 2024